Significant Accounting Policies - Breakdown of Revenues Between Fixed and Variable (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Revenue Recognition
Gross revenues	$ 178,637
Successor | Transaction Fee Revenue
Revenue Recognition
Gross revenues	97,130
Successor | Commissions Revenue
Revenue Recognition
Gross revenues	32,840
Successor | Other
Revenue Recognition
Gross revenues	2,148
Successor | Variable
Revenue Recognition
Gross revenues	96,833
Successor | Variable | Transaction Fee Revenue
Revenue Recognition
Gross revenues	73,800
Successor | Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues	425
Successor | Variable | Commissions Revenue
Revenue Recognition
Gross revenues	22,608
Successor | Fixed
Revenue Recognition
Gross revenues	81,804
Successor | Fixed | Transaction Fee Revenue
Revenue Recognition
Gross revenues	23,330
Successor | Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues	46,094
Successor | Fixed | Commissions Revenue
Revenue Recognition
Gross revenues	10,232
Successor | Fixed | Other
Revenue Recognition
Gross revenues	$ 2,148
Predecessor
Revenue Recognition
Gross revenues		$ 505,771	$ 562,968	$ 518,404
Predecessor | Transaction Fee Revenue
Revenue Recognition
Gross revenues		273,751	267,020	230,171
Predecessor | Commissions Revenue
Revenue Recognition
Gross revenues		79,830	96,745	91,663
Predecessor | Other
Revenue Recognition
Gross revenues		8,209	4,669	4,587
Predecessor | Variable
Revenue Recognition
Gross revenues		258,761	268,927	231,780
Predecessor | Variable | Transaction Fee Revenue
Revenue Recognition
Gross revenues		208,049	210,198	176,060
Predecessor | Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues		1,305	1,575	1,496
Predecessor | Variable | Commissions Revenue
Revenue Recognition
Gross revenues		49,367	57,118	54,194
Predecessor | Variable | Other
Revenue Recognition
Gross revenues		40	36	30
Predecessor | Fixed
Revenue Recognition
Gross revenues		247,010	294,041	286,624
Predecessor | Fixed | Transaction Fee Revenue
Revenue Recognition
Gross revenues		65,702	56,822	54,111
Predecessor | Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues		142,676	192,959	190,487
Predecessor | Fixed | Commissions Revenue
Revenue Recognition
Gross revenues		30,463	39,627	37,469
Predecessor | Fixed | Other
Revenue Recognition
Gross revenues		$ 8,169	$ 4,633	$ 4,557